UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-04015

Investment Company Act File Number

Eaton Vance Mutual Funds Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

February 28

Date of Fiscal Year End

May 31, 2017

Date of Reporting Period

Item 1. Schedule of Investments

Parametric Dividend Income Fund

Parametric Dividend Income Fund

May 31, 2017

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.3%

Security	Shares	Value
Aerospace & Defense — 2.3%
Boeing Co. (The)	606	$113,704
Lockheed Martin Corp.	400	112,452
Raytheon Co.	706	115,791
United Technologies Corp.	923	111,941

		$453,888

Air Freight & Logistics — 0.5%
United Parcel Service, Inc., Class B	975	$103,321

		$103,321

Automobiles — 1.1%
Ford Motor Co.	9,238	$102,727
General Motors Co.	3,083	104,606

		$207,333

Banks — 3.3%
F.N.B. Corp.	8,063	$106,432
People’s United Financial, Inc.	6,420	106,379
Trustmark Corp.	3,469	105,492
United Bankshares, Inc.	2,865	109,586
Valley National Bancorp	9,330	105,242
Wells Fargo & Co.	2,132	109,031

		$642,162

Beverages — 1.7%
Coca-Cola Co. (The)	2,473	$112,447
Dr Pepper Snapple Group, Inc.	1,256	116,570
PepsiCo, Inc.	969	113,247

		$342,264

Biotechnology — 1.1%
AbbVie, Inc.	1,611	$106,358
Amgen, Inc.	671	104,166

		$210,524

Capital Markets — 1.8%
CME Group, Inc.	1,054	$123,624
T. Rowe Price Group, Inc.	1,626	114,536
Thomson Reuters Corp.	2,490	108,713

		$346,873

Chemicals — 4.5%
Air Products and Chemicals, Inc.	756	$108,909
Dow Chemical Co. (The)	1,785	110,599
E.I. du Pont de Nemours & Co.	1,398	110,330
LyondellBasell Industries NV, Class A	1,324	106,608
Mosaic Co. (The)	4,743	107,334
Praxair, Inc.	891	117,870

Security	Shares	Value
RPM International, Inc.	2,051	$111,226
Scotts Miracle-Gro Co. (The), Class A	1,219	105,578

		$878,454

Commercial Services & Supplies — 3.4%
Covanta Holding Corp.	7,768	$114,578
KAR Auction Services, Inc.	2,449	106,703
Pitney Bowes, Inc.	8,239	122,514
Republic Services, Inc.	1,742	110,809
RR Donnelley & Sons Co.	8,961	106,815
Waste Management, Inc.	1,521	110,896

		$672,315

Communications Equipment — 1.6%
Cisco Systems, Inc.	3,224	$101,653
Harris Corp.	979	109,805
Motorola Solutions, Inc.	1,283	107,220

		$318,678

Containers & Packaging — 3.9%
AptarGroup, Inc.	1,383	$117,569
Avery Dennison Corp.	1,273	107,263
Bemis Co., Inc.	2,404	107,315
Greif, Inc., Class A	1,824	108,437
International Paper Co.	2,004	105,971
Sonoco Products Co.	2,131	108,063
WestRock Co.	1,965	106,935

		$761,553

Distributors — 0.6%
Genuine Parts Co.	1,170	$108,365

		$108,365

Diversified Telecommunication Services — 2.2%
AT&T, Inc.	2,668	$102,798
CenturyLink, Inc.	4,349	108,508
Cogent Communications Holdings, Inc.	2,480	97,712
Verizon Communications, Inc.	2,486	115,947

		$424,965

Electric Utilities — 6.2%
ALLETE, Inc.	1,490	$109,351
American Electric Power Co., Inc.	1,502	107,814
Duke Energy Corp.	1,262	108,128
Entergy Corp.	1,423	112,502
Eversource Energy	1,776	110,236
Exelon Corp.	3,061	111,145
FirstEnergy Corp.	3,504	102,457
Pinnacle West Capital Corp.	1,240	109,554
PPL Corp.	2,756	109,992
Southern Co. (The)	2,162	109,419
Xcel Energy, Inc.	2,452	117,475

		$1,208,073

Electrical Equipment — 1.1%
Eaton Corp. PLC	1,458	$112,820
Emerson Electric Co.	1,822	107,717

		$220,537

Security	Shares	Value
Energy Equipment & Services — 2.7%
Baker Hughes, Inc.	1,968	$108,535
Halliburton Co.	2,402	108,547
Helmerich & Payne, Inc.	1,999	105,267
Oceaneering International, Inc.	4,017	97,935
Schlumberger, Ltd.	1,531	106,542

		$526,826

Food & Staples Retailing — 1.6%
CVS Health Corp.	1,299	$99,802
Sysco Corp.	2,000	109,120
Wal-Mart Stores, Inc.	1,426	112,084

		$321,006

Food Products — 2.2%
Conagra Brands, Inc.	2,742	$105,677
Flowers Foods, Inc.	5,468	101,049
General Mills, Inc.	1,890	107,238
Kellogg Co.	1,528	109,405

		$423,369

Health Care Equipment & Supplies — 2.8%
Abbott Laboratories	2,437	$111,273
Baxter International, Inc.	1,761	104,445
Becton, Dickinson and Co.	633	119,783
Medtronic PLC	1,341	113,019
Teleflex, Inc.	548	109,611

		$558,131

Health Care Providers & Services — 4.0%
AmerisourceBergen Corp.	1,350	$123,890
Anthem, Inc.	615	112,145
Cardinal Health, Inc.	1,477	109,727
Owens & Minor, Inc.	3,133	99,880
Patterson Cos., Inc.	2,469	109,031
Quest Diagnostics, Inc.	1,047	113,882
UnitedHealth Group, Inc.	629	110,188

		$778,743

Hotels, Restaurants & Leisure — 3.4%
Cracker Barrel Old Country Store, Inc.	655	$109,261
Darden Restaurants, Inc.	1,236	109,918
DineEquity, Inc.	2,324	106,323
Las Vegas Sands Corp.	1,864	110,218
McDonald’s Corp.	778	117,392
Six Flags Entertainment Corp.	1,716	103,612

		$656,724

Household Durables — 2.2%
Garmin, Ltd.	2,129	$110,793
Leggett & Platt, Inc.	2,008	104,456
MDC Holdings, Inc.	3,436	115,622
Tupperware Brands Corp.	1,532	110,166

		$441,037

Security	Shares	Value
Household Products — 2.8%
Church & Dwight Co., Inc.	2,216	$114,479
Clorox Co. (The)	813	110,348
Colgate-Palmolive Co.	1,490	113,776
Kimberly-Clark Corp.	819	106,249
Procter & Gamble Co. (The)	1,268	111,698

		$556,550

Industrial Conglomerates — 1.7%
3M Co.	589	$120,433
General Electric Co.	3,754	102,785
Honeywell International, Inc.	849	112,908

		$336,126

Insurance — 5.9%
Aflac, Inc.	1,554	$117,140
Arthur J. Gallagher & Co.	2,011	114,084
Chubb, Ltd.	829	118,704
Cincinnati Financial Corp.	1,572	110,166
Everest Re Group, Ltd.	459	116,884
Marsh & McLennan Cos., Inc.	1,562	121,149
Old Republic International Corp.	5,561	109,997
Progressive Corp. (The)	2,893	122,750
Travelers Cos., Inc. (The)	919	114,737
Validus Holdings, Ltd.	2,119	113,155

		$1,158,766

IT Services — 4.5%
Accenture PLC, Class A	883	$109,907
Amdocs, Ltd.	1,731	112,134
Automatic Data Processing, Inc.	1,010	103,394
Broadridge Financial Solutions, Inc.	1,531	116,188
International Business Machines Corp.	697	106,383
Jack Henry & Associates, Inc.	1,033	109,715
Paychex, Inc.	1,846	109,338
Western Union Co.	5,549	105,542

		$872,601

Leisure Products — 0.6%
Mattel, Inc.	5,125	$117,414

		$117,414

Life Sciences Tools & Services — 0.6%
Thermo Fisher Scientific, Inc.	656	$113,350

		$113,350

Machinery — 1.7%
Caterpillar, Inc.	1,072	$113,021
Cummins, Inc.	722	113,859
Illinois Tool Works, Inc.	784	110,717

		$337,597

Media — 1.6%
Cinemark Holdings, Inc.	2,449	$96,907
Omnicom Group, Inc.	1,305	109,255
Regal Entertainment Group, Class A	4,858	101,046

		$307,208

Security	Shares	Value
Metals & Mining — 2.2%
Commercial Metals Co.	5,888	$106,573
Compass Minerals International, Inc.	1,695	108,734
Kaiser Aluminum Corp.	1,362	112,174
Nucor Corp.	1,794	104,232

		$431,713

Multi-Utilities — 5.2%
Ameren Corp.	1,971	$111,854
Avista Corp.	2,650	113,526
Centerpoint Energy, Inc.	3,883	111,093
Consolidated Edison, Inc.	1,371	113,505
Dominion Energy, Inc.	1,420	114,693
DTE Energy Co.	1,040	113,901
Public Service Enterprise Group, Inc.	2,486	111,646
SCANA Corp.	1,624	110,757
WEC Energy Group, Inc.	1,814	113,847

		$1,014,822

Multiline Retail — 0.5%
Target Corp.	1,908	$105,226

		$105,226

Oil, Gas & Consumable Fuels — 7.7%
Chevron Corp.	1,010	$104,515
ConocoPhillips	2,422	108,239
EOG Resources, Inc.	1,219	110,088
Exxon Mobil Corp.	1,309	105,375
HollyFrontier Corp.	4,319	103,224
Kinder Morgan, Inc.	5,733	107,551
Marathon Petroleum Corp.	2,160	112,406
Occidental Petroleum Corp.	1,829	107,783
ONEOK, Inc.	2,188	108,700
Phillips 66	1,484	112,947
Targa Resources Corp.	2,370	108,854
Valero Energy Corp.	1,769	108,740
Western Refining, Inc.	2,860	103,532
Williams Cos., Inc. (The)	3,788	108,337

		$1,510,291

Paper & Forest Products — 0.6%
Domtar Corp.	2,988	$108,703

		$108,703

Pharmaceuticals — 2.8%
Bristol-Myers Squibb Co.	1,960	$105,742
Eli Lilly & Co.	1,357	107,976
Johnson & Johnson	891	114,271
Merck & Co., Inc.	1,738	113,161
Pfizer, Inc.	3,224	105,264

		$546,414

Professional Services — 0.5%
Nielsen Holdings PLC	2,648	$101,895

		$101,895

Security	Shares	Value
Semiconductors & Semiconductor Equipment — 2.2%
Analog Devices, Inc.	1,267	$108,658
Maxim Integrated Products, Inc.	2,295	109,701
QUALCOMM, Inc.	1,909	109,328
Texas Instruments, Inc.	1,351	111,444

		$439,131

Software — 0.5%
CA, Inc.	3,270	$103,888

		$103,888

Specialty Retail — 0.5%
Home Depot, Inc. (The)	684	$105,001

		$105,001

Thrifts & Mortgage Finance — 0.6%
New York Community Bancorp, Inc.	8,759	$113,166

		$113,166

Tobacco — 2.4%
Altria Group, Inc.	1,517	$114,443
Philip Morris International, Inc.	1,011	121,118
Reynolds American, Inc.	1,720	115,670
Vector Group, Ltd.	5,072	110,265

		$461,496

Total Common Stocks (identified cost $18,366,929)		$19,446,499

Short-Term Investments — 0.9%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 1.08%(1)	169,474	$169,542

Total Short-Term Investments (identified cost $169,542)		$169,542

Total Investments — 100.2% (identified cost $18,536,471)		$19,616,041

Other Assets, Less Liabilities — (0.2)%		$(39,278)

Net Assets — 100.0%		$19,576,763

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of May 31, 2017. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended May 31, 2017 was $471.

The Fund did not have any open financial instruments at May 31, 2017.

The cost and unrealized appreciation (depreciation) of investments of the Fund at May 31, 2017, as determined on a federal income tax basis, were as follows:

Aggregate cost	$18,580,859

Gross unrealized appreciation	$1,572,189
Gross unrealized depreciation	(537,007)

Net unrealized appreciation	$1,035,182

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At May 31, 2017, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1		Level 2	Level 3	Total
Common Stocks	$19,446,499	*	$—	$—	$19,446,499
Short-Term Investments	—		169,542	—	169,542
Total Investments	$19,446,499		$169,542	$—	$19,616,041

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Fund held no investments or other financial instruments as of February 28, 2017 whose fair value was determined using Level 3 inputs. At May 31, 2017, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act is attached hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Mutual Funds Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	July 21, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	July 21, 2017

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	July 21, 2017